Condensed financial statements of the parent company only (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Balance Sheets
(In thousands of US dollars)
	As at
	December 31, 2021	December 31, 2020
Assets
Cash and demand deposits with banks - Non-interest-bearing	41,993	44,086
Demand deposits with banks - Interest-bearing	135,038	99,035
Cash equivalents - Interest-bearing	591,294	1,244,878
Cash due from banks	768,325	1,387,999
Securities purchased under agreements to resell	96,107	197,039
Short-term investments	242,691	16,277
Investment in securities
Equity securities at fair value	222	7,316
Available-for-sale (amortized cost: $1,419,712 (2020: 1,058,195))	1,417,117	1,092,325
Held-to-maturity (fair value: $1,030,969 (2020: $1,023,424))	1,011,584	967,926
Total investment in securities	2,428,923	2,067,567
Net assets of subsidiaries - Banks	594,930	618,461
Net assets of subsidiaries - Non-banks	17,091	11,971
Loans to third parties, net of allowance for credit losses	1,966,895	2,025,358
Loans to subsidiaries - Banks	13,534	13,669
Loans to subsidiaries - Non-banks	61,901	58,515
Other assets, including accrued interest, premises, equipment and computer software, equity method investments, receivables from subsidiaries and other real estate owned	188,263	199,273
Total assets	6,378,660	6,596,129

Liabilities
Deposits
Non-interest bearing	1,686,985	1,945,042
Interest bearing	3,360,185	3,298,165
Total deposits	5,047,170	5,243,207
Employee benefit plans	125,968	128,167
Other liabilities, including accrued interest and payables to subsidiaries	56,153	71,345
Total other liabilities	182,121	199,512
Long-term debt	171,876	171,462
Total liabilities	5,401,167	5,614,181

Total shareholders’ equity	977,493	981,948
Total liabilities and shareholders’ equity	6,378,660	6,596,129

Condensed Income Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Operations
(In thousands of US dollars)
	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Non-interest income
Banking	24,465	24,429	24,870
Foreign exchange revenue	9,660	9,166	10,613
Custody and other administration services	7,693	6,927	7,625
Other non-interest income	3,372	5,924	5,650
Dividends from subsidiaries - Banks	82,327	121,522	122,776
Dividends from subsidiaries - Non-banks	22,656	19,864	23,371
Total non-interest income	150,173	187,832	194,905
Interest income
Interest and fees on loans	116,031	123,774	132,104
Investments	44,663	52,135	68,721
Deposits with banks and other	2,056	3,109	9,156
Total interest income	162,750	179,018	209,981
Interest expense
Deposits	6,405	9,386	17,410
Long-term debt	9,601	9,294	7,876
Securities sold under agreement to resell	—	—	13
Total interest expense	16,006	18,680	25,299
Net interest income before provision for credit losses	146,744	160,338	184,682
Provision for credit recoveries (losses)	2,206	(8,750)	(3,088)
Net interest income after provision for credit losses	148,950	151,588	181,594
Net gains (losses) on equity securities	85	658	925
Net realized gains (losses) on available-for-sale investments	—	702	1,053
Net gains (losses) on other real estate owned	(84)	(104)	(5)
Net other gains (losses)	850	714	2
Total other gains (losses)	851	1,970	1,975
Total net revenue	299,974	341,390	378,474
Non-interest expense
Salaries and other employee benefits	62,405	69,521	77,923
Technology and communications	35,675	35,434	36,008
Professional and outside services	27,726	27,791	27,954
Property	9,586	9,092	6,927
Indirect taxes	15,906	15,633	15,355
Non-service employee benefits expense	4,493	3,462	5,879
Marketing	2,497	2,418	4,372
Amortization of intangible assets	169	169	169
Other expenses	9,502	9,896	9,260
Total non-interest expense	167,959	173,416	183,847
Net income before equity in undistributed earnings of subsidiaries	132,015	167,974	194,627
Equity in undistributed earnings of subsidiaries	30,653	(20,757)	(17,552)
Net income	162,668	147,217	177,075
Other comprehensive income, net of tax	(75,237)	37,417	61,430
Total comprehensive income	87,431	184,634	238,505

Condensed Cash Flow Statement

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Cash flows from operating activities
Net income	162,668	147,217	177,075
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	28,617	26,562	21,734
Provision for credit (recovery) losses	(2,206)	8,750	3,088
Share-based payments and settlements	15,151	15,245	17,716
Net change in equity securities at fair value	7,096	102	(925)
Net realized (gains) losses on available-for-sale investments	—	(702)	(1,053)
Net (gains) losses on other real estate owned	84	104	5
(Increase) decrease in carrying value of equity method investments	31	(1,376)	(290)
Dividends received from equity method investments	291	2,710	385
Equity in undistributed earnings of subsidiaries	(30,653)	20,757	17,552
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	10,665	754	6,808
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(14,597)	9,456	(3,753)
Cash provided by (used in) operating activities	177,147	229,579	238,342

Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	100,932	(54,756)	(114,942)
Short-term investments other than restricted cash: proceeds from maturities and sales	163,396	68,272	—
Short-term investments other than restricted cash: purchases	(391,996)	(35,319)	(32,953)
Available-for-sale investments: proceeds from sale	367	205,770	114,058
Available-for-sale investments: proceeds from maturities and pay downs	299,367	295,547	204,105
Available-for-sale investments: purchases	(669,391)	(317,451)	(196,652)
Held-to-maturity investments: proceeds from maturities and pay downs	269,311	229,576	137,622
Held-to-maturity investments: purchases	(316,820)	(195,898)	(53,228)
Net (increase) decrease in loans to third parties	60,395	8,263	(99,793)
Net (increase) decrease in loans to bank subsidiaries	135	(428)	(487)
Net (increase) decrease in loans to non-bank subsidiaries	(3,386)	(1,564)	(930)
Additions to premises, equipment and computer software	(10,372)	(11,313)	(14,009)
Proceeds from sale of other real estate owned	314	—	1,102
Injection of capital in subsidiary	(1,465)	(1,522)	(175,107)
Return of capital from a subsidiary	—	3,314	12,972
Cash provided by (used in) investing activities	(499,213)	192,491	(218,242)

The Bank of N.T. Butterfield & Son Limited (parent company only)
Condensed Statements of Cash Flows
(In thousands of US dollars)
	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
Cash flows from financing activities
Net increase (decrease) in demand and term deposit liabilities	(192,756)	630,141	(64,027)
Issuance of subordinated capital, net of underwriting fees	—	97,647	—
Repayment of long-term debt	—	(70,000)	—
Common shares repurchased	(19,754)	(86,640)	(81,534)
Proceeds from stock option exercises	—	1,739	349
Cash dividends paid on common shares	(87,285)	(88,932)	(93,636)
Cash provided by (used in) financing activities	(299,795)	483,955	(238,848)
Net increase (decrease) in cash, cash equivalent and restricted cash	(621,861)	906,025	(218,748)
Cash, cash equivalents and restricted cash: beginning of year	1,404,276	498,251	716,999
Cash, cash equivalents and restricted cash: end of year	782,415	1,404,276	498,251

Components of cash, cash equivalents and restricted cash at end of year
Cash due from banks	768,325	1,387,999	486,692
Restricted cash included in short-term investments on the consolidated balance sheets	14,090	16,277	11,559
Total cash, cash equivalents and restricted cash at end of year	782,415	1,404,276	498,251

Supplemental disclosure of cash flow information
Cash interest paid	15,156	19,532	24,190

Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	307	314	—
Initial recognition of right-of-use assets and operating lease liabilities	536	—	133
Reduction in net loans due to initial adoption of a current expected credit loss model	—	3,899	—